DESCRIPTION OF PLAN (Details) - EBP 009	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period, hours | h			1,000
Requisite service period (in months)			6 months
Minimum annual compensation to total compensation, percentage			2.00%
Pretax, maximum annual compensation to total compensation, percentage			60.00%
Forfeitures | $			$ 54,372	$ 34,000
Unused forfeitures | $		$ 3,621	$ 3,621	$ 14
EBP, Pre-January 1, 2007 Employer Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage			100.00%
Employer contribution vesting service period			5 years
EBP, Post-January 1, 2007 Employer Contributions
EBP, Description of Plan [Line Items]
Employer contribution vesting service period			3 years
Retirement Savings Account
EBP, Description of Plan [Line Items]
Requisite service period, hours | h			1,000
Requisite service period (in months)			6 months
Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	1.00%	1.25%
Employer contribution, fixed rate contribution, percentage			3.00%
Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	3.50%	5.00%
Employer contribution, fixed rate contribution, percentage			4.00%